Note 9 - Retirement Plans (Details) - Weighted Average Assumptions Used	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Weighted-Average Assumptions
Discount rate	4.68%	4.31%	4.78%
Expected return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%	3.00%